TROON PARTNERS, L.P.

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2001

                                   (UNAUDITED)

                              TROON PARTNERS, L.P.

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2001

                                   (UNAUDITED)







                                    CONTENTS





Statement of Assets, Liabilities and Partners' Capital........................1
Statement of Operations.......................................................2
Statement of Changes in Partners' Capital - Net Assets........................3
Notes to Financial Statements ................................................4
Schedule of Portfolio Investments ...........................................11

TROON PARTNERS, L.P.

STATEMENT OF ASSETS, LIABILITIES AND PARTNERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2001
                                                                    (UNAUDITED)
ASSETS

Investments in securities, at market (cost - $279,255)               $ 334,840
Dividends receivable                                                       132
Interest receivable                                                          9
Organizational costs (net of accumulated amortization of $206)              30
Other assets                                                                 8
                                                                     ---------

       TOTAL ASSETS                                                    335,019
                                                                     ---------

LIABILITIES

Due to broker                                                              737
Loan payable                                                             1,273
Management fees payable                                                    268
Loan interest payable                                                        7
Accrued expenses                                                           355
                                                                     ---------

       TOTAL LIABILITIES                                                 2,640
                                                                     ---------

             NET ASSETS                                              $ 332,379
                                                                     =========

PARTNERS' CAPITAL

Represented by:
Capital contributions  (net of syndication costs of $50)             $ 408,291
Capital withdrawals                                                   (132,731)
Accumulated net investment loss                                        (10,018)
Accumulated net realized gain on investments                            11,252
Accumulated net unrealized appreciation on investments                  55,585
                                                                     ---------

       PARTNERS' CAPITAL - NET ASSETS                                $ 332,379
                                                                     =========

   The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                                 SIX MONTHS ENDED
                                                                                 June 30, 2001
                                                                                  (UNAUDITED)
INVESTMENT INCOME
    Interest                                                                       $    140
    Dividends                                                                           587
                                                                                   --------
                                                                                        727
                                                                                   --------
EXPENSES
    OPERATING EXPENSES:
       Management fees                                                                1,642
       Administration fees                                                              185
       Custodian fees                                                                   135
       Professional fees                                                                134
       Insurance expense                                                                 95
       Amortization of organizational costs                                              23
       Individual General Partners' fees and expenses                                    12
       Miscellaneous                                                                     53
                                                                                   --------
          TOTAL OPERATING EXPENSES                                                    2,279
       Interest expense                                                                  11
                                                                                   --------
          TOTAL EXPENSES                                                              2,290
                                                                                   --------

          NET INVESTMENT LOSS                                                        (1,563)
                                                                                   --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    REALIZED LOSS ON INVESTMENTS:
       Investment securities                                                        (23,447)
       Purchased options                                                             (3,299)
       Securities sold, not yet purchased                                               (65)
                                                                                   --------

          NET REALIZED LOSS ON INVESTMENTS                                          (26,811)

    NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                              3,866
                                                                                   --------

          NET REALIZED AND UNREALIZED LOSS                                          (22,945)
                                                                                   --------

          DECREASE IN PARTNERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES         $(24,508)
                                                                                   ========

   The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

STATEMENT OF CHANGES IN PARTNERS' CAPITAL - NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                 SIX MONTHS ENDED    YEAR ENDED
                                                  JUNE 30, 2001   DECEMBER 31, 2000
                                                   (UNAUDITED)

FROM INVESTMENT ACTIVITIES

    Net investment loss                             $ (1,563)          $ (5,198)
    Net realized loss on investments                 (26,811)           (19,858)
    Net change in unrealized appreciation on
       investments                                     3,866           (293,263)
                                                    --------          ---------

       DECREASE IN PARTNERS' CAPITAL DERIVED
            FROM INVESTMENT ACTIVITIES               (24,508)          (318,319)

PARTNERS' CAPITAL TRANSACTIONS

    Capital contributions                              5,114            162,768
    Capital withdrawals - Limited Partners                 0            (15,414)
    Capital withdrawals - General Partner               (114)           (41,631)
                                                    --------          ---------

       INCREASE IN PARTNERS' CAPITAL
            DERIVED FROM CAPITAL TRANSACTIONS          5,000            105,723

       PARTNERS' CAPITAL AT BEGINNING OF YEAR        351,887            564,483
                                                    --------          ---------

       PARTNERS' CAPITAL AT END OF YEAR             $332,379          $ 351,887
                                                    ========          =========

   The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Troon Partners, L.P. (the "Partnership") was organized under the Delaware Revised Uniform Limited Partnership Act on December 12, 1996. The Partnership is registered under the Investment Company Act of 1940 (the "Act") as a closed-end, non-diversified management investment company. The Partnership will operate until December 31, 2021 unless further extended or sooner terminated as provided for in the First Amended and Restated Limited ___ Partnership ___ Agreement dated as of February 10, 1999. The Partnership's investment objective is to seek long-term capital appreciation. The Partnership pursues this objective by investing principally in equity securities of publicly traded U.S. companies. The Partnership may also invest in equity securities of foreign issuers, bonds, options and other fixed-income securities of U.S. issuers.

         There are four "Individual General Partners", who serve as the governing board of the Partnership, and a "Manager." The Manager is Troon Management, L.L.C., whose principal members are CIBC World Markets Corp. ("CIBC WM") and Mark Asset Management Corporation ("MAMC"). Investment professionals at MAMC manage the Partnership's investment portfolio on behalf of the Manager under CIBC WM's supervision.

         The acceptance of initial and additional contributions is subject to approval by the Manager. The Partnership may from time to time offer to repurchase interests pursuant to written tenders by Partners. Such repurchases will be made at such times and on such terms as may be determined by the Individual General Partners, in their complete and exclusive discretion. The Manager expects that generally it will recommend to the Individual General Partners that the Partnership repurchase interests from Partners once in each year effective as of the end of each such year.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Partnership's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         a.   PORTFOLIO VALUATION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expenses are recorded on the accrual basis.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------


    2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         a.   PORTFOLIO VALUATION (CONTINUED)

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities held short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities held short) as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities held short) as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. The Individual General Partners will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Individual General Partners to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Partnership is determined. When such events materially affect the values of securities held by the Partnership or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         b.   ORGANIZATION COSTS

         The expenses incurred by the Partnership in connection with its organization are being amortized over a 60-month period beginning with the commencement of operations on February 27, 1997.

         c.    CASH EQUIVALENTS

         The Partnership treats all highly liquid financial instruments that mature within three months as cash equivalents. At June 30, 2001, the Partnership was fully invested with no cash or cash equivalents.

         d.    INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Partnership will be made. The Partners are individually liable for the income taxes on their share of the Partnership's income.

     3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC WM provides certain management and administrative services to the Partnership including, among other things, providing office space and other support services to the Partnership. In exchange for such services, the Partnership pays CIBC WM a monthly management fee of .08333% (1% on an annualized basis) of the Partnership's net assets determined as of the beginning of the month, excluding assets attributable to the Manager's capital account.

         During the six months ended June 30, 2001, CIBC WM earned $1,178 in brokerage commissions from portfolio transactions executed on behalf of the Partnership.

         At the end of the twelve month period following the admission of a limited partner to the Partnership, and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation of 20% of net profits, if any, that have been credited to the capital account of such limited partner during such period. The incentive allocation will be charged to a limited partner only to the extent that cumulative net profits with respect to such limited partner through the close of any period exceeds the highest level of cumulative net profits with respect to such limited partner through the close of any prior period. During the six months ended June 30, 2001, there was no Incentive Allocation to the Manager.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

     3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         Each Independent Individual General Partner who is not an "interested person" of the Partnership, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Individual General Partner who is an "interested person" does not receive any annual or other fees from the Partnership. One Individual General Partner is an "interested person" of the Partnership. All Individual General Partners are reimbursed by the Partnership for all reasonable out-of-pocket expenses incurred by them in performing their duties.

         For the six months ended June 30, 2001, fees (including meeting fees and the annual retainer) and expenses paid to the Individual General Partners totaled $20,969.

         PFPC Trust Company (the "Custodian") serves as custodian of the Partnership's assets.

         PFPC  Inc.  serves  as  Administrator   and  Accounting  Agent  to  the
         Partnership, and in that capacity provides certain accounting, record keeping, tax and investor related services.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2001, amounted to $104,639,983 and $113,056,714, respectively.

         At June 30, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2001, accumulated net unrealized appreciation on investments was $55,584,966, consisting of $107,253,218 gross unrealized appreciation and $51,668,252 gross unrealized depreciation.

         Due to broker primarily represents receivables and payables from unsettled security trades.

     5.  SHORT-TERM BORROWINGS

         The Partnership has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Partnership to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Partnership incurs the indebtedness. The Partnership pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Partnership pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of June 30, 2001, the Partnership had outstanding margin borrowings of $1,272,684. For the six months ended June 30, 2001, the average daily amount of such borrowings was $184,498.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

     6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Partnership may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Partners' Capital.

         The Partnership maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Partnership has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on cash.

         The risk associated with purchasing an option is that the Partnership pays a premium whether or not the option is exercised. Additionally, the Partnership bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         Transactions in purchased options were as follows:

                                CALL OPTIONS                 PUT OPTIONS
                       -----------------------------  --------------------------
                          NUMBER                       NUMBER
                       OF CONTRACTS      COST       OF CONTRACTS        COST
                       ------------  ------------   ------------ ---------------
Beginning balance          2,062     $ 2,312,621         472      $    255,227
Options purchased         33,442      28,483,058      38,575        34,170,908
Options closed           (34,592)    (30,481,143)    (37,212)      (33,526,743)
Options Expired             (456)       (135,328)     (1,380)         (620,880)
                         --------    ------------    --------     -------------
Options outstanding at
     June 30, 2001           456     $   179,208         455      $     278,512
                         ========    ============    ========     =============



         There were no transactions in written options during the six months ended June 30, 2001.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------


    7.   FINANCIAL INSTRUMENTS HELD OR ISSUED FOR TRADING PURPOSES

         The  Partnership   maintains   positions  in  a  variety  of  financial
         instruments. The following table summarizes the components of net realized and unrealized gains from investment transactions:

                                                          NET GAINS (LOSSES)
                                                        FOR THE SIX MONTHS ENDED
                                                            JUNE 30, 2001
                                                        ------------------------
Equity securities                                           $(20,324,168)
Securities sold, not yet purchased                               (68,272)
Equity options                                                (2,416,968)
Equity index options                                              80,535
Fixed income securities                                         (216,031)
                                                            ------------
                                                            $(22,944,904)
                                                            ============

         The following table presents the market values of derivative financial instruments and the average market values of those instruments:

                                                        AVERAGE MARKET VALUE
                                     MARKET VALUE AT   FOR THE SIX MONTHS ENDED
                                     JUNE 30, 2001         JUNE 30, 2001
                                     ---------------   ------------------------
 ASSETS:
   Equity options                      $276,490              $850,838
   Equity index options                  82,080               216,022


         Average market values presented above are based upon month-end market values during the six months ended June 30, 2001.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

     8.  SELECTED FINANCIAL RATIOS AND OTHER SUPPLEMENTAL INFORMATION

         The following represents the ratios to average net assets and other supplemental information for each period:

                                                                                                                FEBRUARY 27, 1997
                                   SIX MONTHS                                                                    (COMMENCEMENT OF
                                      ENDED           YEAR ENDED           YEAR ENDED          YEAR ENDED          OPERATIONS) TO
                                  JUNE 30, 2001    DECEMBER 31, 2000   DECEMBER 31, 1999   DECEMBER 31, 1998     DECEMBER 31, 1997
                                  -------------    -----------------   -----------------   -----------------     -----------------

Ratio of net investment loss to     (0.92%) *           (0.96%)             (0.73%)             (0.30%)               (0.49%) *
      average net assets
Ratio of operating expenses to       1.35% *             1.30%               1.17%               1.43%                 1.73% *
      average net assets
Ratio of interest expense to         0.01% *             0.04%               0.07%               0.07%                 0.07% *
     average net assets
Portfolio turnover rate             30.78%              88.57%              79.26%              72.00%                58.73%
Total return **                     (6.86%)            (44.75%)            120.54%              37.34%                37.60%
Average debt ratio                   0.11%               0.51%               1.03%               1.06%                 1.06%


     *    Annualized.
     ** Total return assumes a purchase of a Limited Partnership interest in the Partnership on the first day and a sale of the Limited Partnership interest on the last day of the period noted, before incentive allocation to the Manager, if any. Total returns for a period of less than a full year are not annualized.

 TROON PARTNERS, L.P.

 SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  JUNE 30, 2001
 SHARES                                                            MARKET VALUE
          COMMON STOCKS - 99.60%
             APPLICATIONS SOFTWARE - 0.77%
   35,156      Microsoft Corp. *                                  $  2,566,388
                                                                  ------------

             BROADCASTING SERVICES/PROGRAMMING - 13.61%
1,783,445      AT&T Corp. - Liberty Media Corp., Class A *          31,192,453
  471,161      Fox Entertainment Group, Inc., Class A *             13,145,392
    2,334      Liberty Digital, Inc., Class A *                         14,214
  100,596      UnitedGlobalCom, Inc., Class A *                        870,155
                                                                  ------------
                                                                    45,222,214
                                                                  ------------

             CABLE TV - 16.37%
  105,384      Cablevision Systems Corp -NY Group., Class A *        6,164,964
  213,398      Charter Communications, Inc., Class A *               4,982,843
  142,194      Comcast Corp., Class A *                              6,107,232
  504,250      Comcast Corp., Special Class A *                     21,884,450
  344,921      Cox Communications, Inc., Class A                    15,280,000
                                                                  ------------
                                                                    54,419,489
                                                                  ------------

             CELLULAR TELECOMMUNICATIONS - 1.21%
  166,920      Sprint Corp., (PCS Group) *                           4,031,118
                                                                  ------------

             COMPUTERS - 1.47%
  120,126      Dell Computer Corp. *                                 3,141,295
  110,743      Sun Microsystems, Inc. *                              1,740,880
                                                                  ------------
                                                                     4,882,175
                                                                  ------------

             COMPUTERS - MEMORY DEVICES - 1.50%
  170,924      EMC Corp.                                             4,999,527
                                                                  ------------

             DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES - 2.73%
  464,719      Cendant Corp. *                                       9,062,021
                                                                  ------------

             E - COMMERCE/PRODUCTS - 0.38%
   89,451      Amazon.com, Inc. *                                    1,265,732
  145,883      Webvan Group, Inc. *                                     11,671
                                                                  ------------
                                                                     1,277,403
                                                                  ------------

   The accompanying notes are an integral part of these financial statements.

 TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                                  JUNE 30, 2001
 SHARES                                                            MARKET VALUE
          COMMON STOCKS - (CONTINUED)
             E - COMMERCE/SERVICES - 2.60%
   36,168      eBay Inc. *                                        $  2,477,146
  132,194      HomeStore.com, Inc. *                                 4,621,502
  104,133      Ticketmaster, Inc., Class B *                         1,541,168
                                                                  ------------
                                                                     8,639,816
                                                                  ------------

             ELECTRIC COMPONENTS - SEMICONDUCTORS - 0.52%
   40,632      Broadcom Corp., Class A *                             1,737,424
                                                                  ------------

             ENTERPRISE SOFTWARE/SERVICE - 3.30%
  117,216      BEA Systems, Inc.*                                    3,599,703
  355,180      Oracle Corp. *                                        6,748,420
   89,625      OTG Software, Inc. *                                    627,375
                                                                  ------------
                                                                    10,975,498
                                                                  ------------

             ENTERTAINMENT SOFTWARE - 2.67%
   38,973      Activision, Inc. *                                    1,529,690
  127,093      Electronic Arts, Inc. *                               7,358,685
                                                                  ------------
                                                                     8,888,375
                                                                  ------------

             FINANCE - CREDIT CARD - 1.47%
   78,435      American Express Co.                                  3,043,278
   55,340      MBNA Corp.                                            1,826,220
                                                                  ------------
                                                                     4,869,498
                                                                  ------------

             FINANCE - INVESTMENT BANKER/BROKER - 2.30%
   85,865      The Goldman Sachs Group, Inc.                         7,367,217
    4,523      Morgan Stanley Dean Witter & Co.                        290,512
                                                                  ------------
                                                                     7,657,729
                                                                  ------------

             INTERNET INFRASTRUCTURE SOFTWARE - 0.48%
  165,532      Inktomi Corp. *                                       1,587,452
                                                                  ------------

   The accompanying notes are an integral part of these financial statements.

 TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                                  JUNE 30, 2001
 SHARES                                                            MARKET VALUE
          COMMON STOCKS - (CONTINUED)
             INTERNET SECURITY - 4.34%
   91,139      Check Point Software Technologies Ltd. *           $  4,608,899
  163,508      VeriSign, Inc. *                                      9,812,115
                                                                  ------------
                                                                    14,421,014
                                                                  ------------

             MULTIMEDIA - 21.80%
  526,400      AOL Time Warner, Inc. *                      (a)     27,899,200
  416,697      Gemstar - TV Guide International, Inc. *             17,751,292
   92,027      The News Corp., Ltd. - Sponsored ADR                  3,418,803
  387,857      Viacom, Inc., Class B *                              20,071,600
  114,352      The Walt Disney Co.                                   3,303,629
                                                                  ------------
                                                                    72,444,524
                                                                  ------------

             NETWORKING PRODUCTS - 0.28%
   51,950      Cisco Systems, Inc. *                                   945,490
                                                                  ------------

             REITS - DIVERSIFIED - 2.91%
  247,815      Vornado Realty Trust                                  9,674,698
                                                                  ------------

             REITS - OFFICE PROPERTY - 2.60%
  210,909      Boston Properties, Inc.                               8,626,178
                                                                  ------------

             RETAIL - CONSUMER ELECTRONICS - 0.11%
   12,387      RadioShack Corp.                                        377,804
                                                                  ------------

             RETAIL - RESTAURANTS - 1.70%
  208,362      McDonald's Corp.                                      5,638,276
                                                                  ------------

             TELECOMMUNICATIONS EQUIPMENT - 8.52%
  484,018      QUALCOMM, Inc. *                                     28,305,373
                                                                  ------------

             TELECOMMUNICATIONS SERVICES - 1.89%
   92,636      Asia Global Crossing Ltd., Class A *                    551,184
  446,094      Global Crossing Ltd. *                                3,854,252
   80,969      GT Group Telecom, Inc., Class B *                       485,814
   41,578      Time Warner Telecom, Inc. *                           1,393,695
                                                                  ------------
                                                                     6,284,945
                                                                  ------------

   The accompanying notes are an integral part of these financial statements.

 TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                                  JUNE 30, 2001
 SHARES                                                            MARKET VALUE
          COMMON STOCKS - (CONTINUED)
             TELEPHONE - INTEGRATED - 0.73%
  200,550      NTL, Inc. *                                        $  2,416,628
                                                                  ------------

             TOYS - 0.78%
  112,995      Nintendo Co., Ltd. - Sponsored ADR                    2,604,874
                                                                  ------------

             WEB HOSTING/DESIGN - 0.24%
  385,879      Exodus Communications, Inc. *                           794,911
                                                                  ------------

             WEB PORTALS/ISP - 1.66%
  324,056      America Online Latin America, Inc., Class A *         2,913,264
  130,067      Yahoo! Inc. *                                         2,600,039
                                                                  ------------
                                                                     5,513,303
                                                                  ------------

             WIRELESS EQUIPMENT - 0.66%
  131,994      Motorola, Inc.                                        2,185,821
                                                                  ------------


               TOTAL COMMON STOCKS (COST $273,949,880)             331,049,966
                                                                  ============


          PREFERRED STOCKS - 0.90%
             MULTIMEDIA - 0.90%
   92,581      The News Corp., Ltd. - Sponsored ADR                  2,999,624
                                                                  ------------

               TOTAL PREFERRED STOCK (COST $4,199,563)               2,999,624
                                                                  ============

FACE AMOUNT
          CONVERTIBLE BONDS - 0.13%
             E - COMMERCE/PRODUCTS - 0.03%
$ 216,000      Amazon.com, Inc., 02/01/09, 4.75%                       103,230
                                                                  ------------

             TELEPHONE - INTEGRATED - 0.10%
$ 538,000      NTL, Inc., 05/15/08, 6.75%                              328,415
                                                                  ------------

               TOTAL CONVERTIBLE BONDS (COST $647,676)                 431,645
                                                                  ============

   The accompanying notes are an integral part of these financial statements.

 TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                                  JUNE 30, 2001
NUMBER OF                                                          MARKET VALUE
CONTRACTS
          CALL OPTIONS - 0.05%
             MULTIMEDIA - 0.05%
      456      The Walt Disney Co., 07/21/01, $25.00              $    177,840
                                                                  ------------

               TOTAL CALL OPTIONS (COST $179,208)                      177,840
                                                                  ============

          PUT OPTIONS - 0.06%
             FINANCE - INVESTMENT BANKER/BROKER - 0.02%
       57      The Goldman Sachs Group, Inc., 07/21/01, $95.00          53,010
                                                                  ------------

             HOTELS & MOTELS - 0.01%
       28      Marriott International, Inc.,
                 Class A, 7/21/01, $55.00                               21,840
       28      Starwood Hotels & Resorts Worldwide, Inc.,
                 07/21/01, $45.00                                       23,800
                                                                  ------------
                                                                        45,640
                                                                  ------------

             INDEX - 0.03%
      342      S & P 100 Index, 07/21/01, $600.00                       82,080
                                                                  ------------

               TOTAL PUT OPTIONS (COST $278,512)                       180,730
                                                                  ============

               TOTAL INVESTMENTS (COST $279,254,839) - 100.74%     334,839,805
                                                                  ------------

               LIABILITIES LESS OTHER ASSETS (0.74%)                (2,460,461)
                                                                  ------------

               NET ASSETS - 100.00%                               $332,379,344
                                                                  ============

     (a) Partially or wholly held in a pledged account by the custodian as collateral for securities sold, not yet purchased.
     *    Non-income producing security.

   The accompanying notes are an integral part of these financial statements.